Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report. There have been no material changes to the Company’s significant accounting policies in the six-month period ended June 30, 2025.

Recent Accounting Pronouncements:
In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient for estimating expected credit losses. The amendments are effective for annual reporting periods beginning after December 15, 2025, including interim periods within those annual periods. Early adoption is permitted. The Company is in the process of assessing the impact of ASU 2025-05 on its unaudited condensed consolidated financial statements.